Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Product revenue	$ 273,472	$ 48,699	$ 24,836
License and other revenue	216,210	42,735	58,193
Other income	2,296	1,948	1,988
Cost of product revenue	(185,309)	(160,856)	(64,095)
Research and development expenses	(171,312)	(210,827)	(180,622)
General and administrative expenses	(65,713)	(76,559)	(186,742)
Operating profit / (loss)	69,644	(354,860)	(346,442)
Share of net loss of joint venture	0	(7,153)	(2,590)
Impairment loss on investment in joint venture	0	(21,519)	0
Loss on sale of interest in joint venture	(2,970)	0	0
Finance income	80,145	4,823	2,549
Finance costs	(303,165)	(267,157)	(188,419)
Exchange rate differences	8,161	(5,183)	10,566
Loss on extinguishment of financial liabilities	(69,378)	0	(27,311)
Non-operating loss	(287,207)	(296,189)	(205,205)
Loss before taxes	(217,563)	(651,049)	(551,647)
Income tax (expense) / benefit	(14,301)	99,318	38,067
Loss for the year	(231,864)	(551,731)	(513,580)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	(690)	(86)	(6,111)
Total comprehensive loss	$ (232,554)	$ (551,817)	$ (519,691)
Loss per share
Basic (in dollars per share)	$ (0.87)	$ (2.43)	$ (2.60)
Diluted (in dollars per share)	$ (0.87)	$ (2.43)	$ (2.60)